Schedule of Gains Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term investment in time deposits	$ 17,000	$ 20,000
Trade accounts payable	2,107	1,695
Financial derivative instrument – Fair value at the beginning of the period		619
Financial derivative instrument – Additions of the period
Financial derivative instrument – Amounts received		(560)
Financial derivative instrument – Fair value as at period end			$ 619
Gain/(Loss) from financial derivative instrument		(59)	$ 555
Carrying Value [Member]
Cash and cash equivalents (including restricted cash)	22,593	36,339
Short-term investment in time deposits	17,000	20,000
Trade accounts receivable	5,040	4,964
Trade accounts payable	2,107	1,695
Long-term debt with variable interest rates	85,183	61,490
Carrying Value [Member] | Related Party [Member]
Due from related parties		194
Due to related parties	973	990
Fair Value [Member]
Cash and cash equivalents (including restricted cash)	22,593	36,339
Short-term investment in time deposits	17,000	20,000
Trade accounts receivable	5,040	4,964
Trade accounts payable	2,107	1,695
Long-term debt with variable interest rates	85,183	61,490
Fair Value [Member] | Related Party [Member]
Due from related parties		194
Due to related parties	$ 973	$ 990